Label	Element	Value
AZL DFA U.S. Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® DFA U.S. Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and ExpensesFees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, the Subadviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Subadviser’s research, while balancing risk through broad diversification across companies and sectors. The Subadviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
The Fund, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small-cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Subadviser may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Subadviser uses for assessing relative price and profitability are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of small-cap U.S. companies. As of the date of this Prospectus, for purposes of the Fund, the Subadviser considers small-cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Subadviser. Under the Subadviser’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2022, the market capitalization of a small-cap company would be below $7,650 million. This threshold will change due to market conditions.
The Subadviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Subadviser considers ratios such as recent changes in assets divided by total assets. The criteria the Subadviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Subadviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
The Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Profitability Investment Risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause a Fund to, at times, underperform equity funds that use other investment strategies.
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Financials Sector Risk – The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades, decreased liquidity in credit markets and adverse conditions in other related markets. Companies in the financials sector may also hold portfolios of assets concentrated in geographic markets, industries or products (such as commercial and residential real estate loans) which makes them especially vulnerable to unstable economic conditions. The extent to which a fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact a fund.
Industrials Sector Risk – Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations may also adversely affect the companies in this sector.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	29.38%
Lowest (Q1, 2020)	-31.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL DFA U.S. Small Cap Fund | AZL DFA U.S. Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,393
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	351
5 Years	rr_ExpenseExampleNoRedemptionYear05	621
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,393
2016	rr_AnnualReturn2016	25.01%
2017	rr_AnnualReturn2017	10.77%
2018	rr_AnnualReturn2018	(12.64%)
2019	rr_AnnualReturn2019	21.10%
2020	rr_AnnualReturn2020	13.97%
2021	rr_AnnualReturn2021	29.02%
2022	rr_AnnualReturn2022	(12.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.51%)
One Year Ended December 31, 2022	rr_AverageAnnualReturnYear01	(12.91%)
Five Years Ended December 31, 2022	rr_AverageAnnualReturnYear05	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
AZL DFA U.S. Small Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2022	rr_AverageAnnualReturnYear01	(20.44%)	[2]
Five Years Ended December 31, 2022	rr_AverageAnnualReturnYear05	4.13%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015	[2]

[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.67% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[2]	Reflects no deduction for fees, expenses, or taxes.